NEW ACCOUNTING STANDARDS ADOPTED	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
NEW ACCOUNTING STANDARDS ADOPTED

3.	NEW ACCOUNTING STANDARDS ADOPTED

On June 16, 2011, the FASB issued authoritative guidance (ASU 2011-05, as modified by ASU 2011-12), which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options currently included in US GAAP (ASC 220) and requires entities to report components of comprehensive income in either: 1) a continuous statement of comprehensive income or 2) two separate but consecutive statements. The authoritative guidance does not change the items that must be reported in other comprehensive income. This guidance is effective for interim and annual periods beginning after December 15, 2011 and was adopted in the quarter commencing January 1, 2012. The guidance affected presentation only and did not have a material impact on the results of operations or financial condition reflected in these consolidated financial statements.

On September 15, 2011, the FASB issued authoritative guidance (ASU 2011-08) on testing goodwill for impairment. The new guidance gives entities the option of performing a qualitative assessment before calculating the fair value of a reporting unit, as required for the first step of the impairment test. If the assessment of qualitative factors indicates it is more likely than not that the fair value is greater than the carrying value, then further testing would not be needed. The new authoritative guidance is effective for annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and was adopted in the quarter commencing January 1, 2012. This guidance does not materially impact the Company’s existing process for assessing goodwill impairment.